Contract assets	12 Months Ended
Dec. 31, 2025
Information
Contract assets

21.Contract assets

	31 December	31 December
	2025	2024
Non-current contract assets	258,174	215,978
Current contract assets	6,321,129	6,806,987
	6,579,303	7,022,965

The contract assets represent contract assets from subscribers. Contract asset is recorded when revenue is recognized in advance of the Group’s right to bill and receive consideration. The contract asset will decrease as services are provided and billed. Contract assets also include contracted receivables related to handset campaigns, and the portion which will be billed after one year is presented under non-current contract assets.